Stockholders' Equity (Details 4) - Forza [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Number of options outstanding at beginning of period	1,441,500
Weighted average exercise price at beginning of period	$ 3.41
Weighted average remaining life (years)	9 years 4 months 9 days	18 days
Fair value of options at beginning of period	$ 4,009,913
Number of options, Granted	518,000
Weighted average exercise price, Granted	$ 0.70
Weighted average remaining life (years), Granted	9 years 9 months 3 days
Fair value of options, Granted	$ 287,835
Number of options, Exercised
Weighted average exercise price, Exercised
Number of options, Forfeited/canceled	(69,583)
Weighted average exercise price, Forfeited/canceled	$ 1.24
Weighted average remaining life (years), Forfeited/canceled	9 years 7 months 13 days
Fair value of options, Forfeited/canceled	$ (40,248)
Number of options outstanding at ending of period	1,889,917	1,441,500
Weighted average exercise price at ending of period	$ 2.75	$ 3.41
Fair value of options at ending of period	$ 4,257,500
Number of options, Exercisable options	611,250
Weighted average exercise price, Exercisable options	$ 2.79
Weighted average remaining life (years), Exercisable options	2 years 9 months 14 days